UNIT-BASED AND NONCASH COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of unit-based compensation recognized in general and administrative expense
Unit-based compensation recognized in general and administrative expense related to awards under the SMLP LTIP follows.

	Year ended December 31,
	2015	2014	2013

	(In thousands)
SMLP LTIP unit-based compensation	$6,174	$4,696	$2,999

Phantom and Restricted Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of activity
The following table presents phantom and restricted unit activity:

	Units	Weighted-average grant date fair value
Nonvested phantom and restricted units, January 1, 2013	131,558	$20.00
Phantom and restricted units granted	156,165	26.33
Phantom units forfeited	(4,041)	25.99
Nonvested phantom and restricted units, December 31, 2013	283,682	23.41
Phantom units granted	136,867	42.32
Phantom and restricted units vested	(61,917)	25.33
Phantom units forfeited	(22,430)	25.56
Nonvested phantom units, December 31, 2014	336,202	30.61
Phantom units granted	289,735	29.21
Phantom units vested	(229,497)	27.66
Phantom units forfeited	(16,529)	35.09
Nonvested phantom units, December 31, 2015	379,911	$31.13